Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 8 — Property and Equipment

The following table summarizes property and equipment:

	December 31,
	2023	2022
Furniture and fixtures	$142,994	$29,930
Total Cost	142,994	29,930
Less: Accumulated depreciation	(15,855)	(3,207)
Property and Equipment, net	$127,139	$26,723

Depreciation expense was $12,648 and $3,207 for the years ended December 31, 2023 and 2022, respectively.